CONVERTIBLE NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of rollforward of the convertible notes payable outstanding

8% convertible notes payable issued December 2019	$428,000
15% convertible notes payable issued February 2020	5,265,000
10% convertible notes payable issued February 2020	662,000
Unamortized discount on convertible notes	(705,911)
Unamortized debt issuance costs	(85,551)
$5,563,538

Schedule of future maturities of convertible debt
2020	$-
2021	-
2022	6,355,000
$6,355,000